Goodwill and Other Intangible Assets (Textual) (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended					12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Retirement Plans [Member] segments	Dec. 31, 2011 Retirement Plans [Member]	Dec. 31, 2010 Retirement Plans [Member]	Sep. 30, 2012 Individual Life [Member]	Dec. 31, 2012 Individual Life [Member]		Dec. 31, 2011 Individual Life [Member]		Dec. 31, 2010 Individual Life [Member]	Dec. 31, 2011 Federal Trust Corporation Reporting Unit within Corporate and Other [Member]	Dec. 31, 2010 Federal Trust Corporation Reporting Unit within Corporate and Other [Member]	Dec. 31, 2011 Property Casualty Commercial [Member]	Dec. 31, 2012 Property Casualty Commercial [Member]	Dec. 31, 2011 Consumer Markets [Member]	Dec. 31, 2012 Consumer Markets [Member]	Dec. 31, 2012 Group Benefits [Member]	Dec. 31, 2011 Group Benefits [Member]	Dec. 31, 2012 Mutual Funds [Member]	Dec. 31, 2011 Mutual Funds [Member]	Dec. 31, 2011 Corporate [Member]	Dec. 31, 2011 Individual Life [Member] Corporate [Member]	Dec. 31, 2012 Retirement Plans [Member] Corporate [Member]	Dec. 31, 2011 Retirement Plans [Member] Corporate [Member]	Dec. 31, 2012 Mutual Funds [Member] Corporate [Member]	Dec. 31, 2011 Mutual Funds [Member] Corporate [Member]	Dec. 31, 2012 Group Benefits [Member] Corporate [Member]	Dec. 31, 2011 Group Benefits [Member] Corporate [Member]
Goodwill [Line Items]
Carrying Value	$ 654,000,000	$ 1,006,000,000		$ 87,000,000 [1]	$ 87,000,000 [1]			$ 0	[1]	$ 224,000,000	[1]				$ 0	$ 0	$ 119,000,000	$ 119,000,000			$ 149,000,000	$ 159,000,000		$ 118,000,000	$ 69,000,000	$ 69,000,000	$ 92,000,000	$ 92,000,000	$ 138,000,000	$ 138,000,000
Goodwill impairment loss	0	30,000,000	0	0	0		342,000,000	342		0					30,000,000		0	0	0	0	0	0	0
Number of company reporting segments which completed interim impairment test				2
Annual impairment test margin, percent				10.00%		10.00%						10.00%							10.00%
Disposal of discontinued operation, before income tax													15,000,000
Goodwill fair value in excess of book value, percent										15.00%
Capitalized Cost to extend or renew the term of recognized intangible asset	0
Weighted average amortization period	13 years
Estimated future net amortization expense for 2012	6,000,000
Estimated future net amortization expense for 2013	6,000,000
Estimated future net amortization expense for 2014	6,000,000
Estimated future net amortization expense for 2015	6,000,000
Estimated future net amortization expense for 2016	6,000,000
Goodwill impairment	$ 0	$ 0	$ 153,000,000											$ 153,000,000

[1]	Carrying value as of December 31, 2012 includes $138, $92 and $69, respectively, for the Group Benefits, Mutual Funds and Retirement Plans reporting units. Carrying value as of December 31, 2011 includes $138, $92, $118 and $69, respectively, for the Group Benefits, Mutual Funds, Individual Life and Retirement Plans reporting units.